Average Annual Total Returns{- Gold Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Gold Fund - AMCIZ PRO-14 - Gold Portfolio	Fidelity Advisor Gold Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Gold Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Gold Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Gold Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Gold Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Gold Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Gold Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Gold Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Gold Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Gold Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Gold Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Gold Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Gold Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Gold Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Gold Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Gold Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Gold Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Gold Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Gold Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Gold Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Gold Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Gold Fund: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZGF Past 1 year	IXZGF Past 5 years	IXZGF Past 10 years
Total	19.18%	17.28%	(5.21%)	17.41%	16.63%	(5.61%)	11.62%	13.74%	(3.79%)	21.69%	17.48%	(5.26%)	24.59%	17.87%	(5.32%)	26.85%	19.06%	(4.33%)	27.02%		32.23%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	26.77%	24.21%	(3.11%)

[1]	(a)Since inception October 2, 2018.